CONDENSED STATEMENTS OF OPERATIONS - CIK 0001836935 Centricus Acquisition Corp.	1 Months Ended	2 Months Ended	3 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 £ / shares
Formation and operating costs	$ 5,000	$ 5,000	$ 1,653,238
Loss from operations			(1,653,238)
Other income (expense):
Interest earned on marketable securities held in Trust Account			4,632
Change in fair value of warrants			10,275,250
Income before income taxes			(8,626,644)
Benefit (provision) for income taxes	0		0
Net loss	$ (5,000)	$ (5,000)	8,626,644
Weighted average shares outstanding, basic and diluted | shares		7,500,000
Basic and diluted net income per common share | $ / shares		$ 0.00
Class A Common Stock Subject to Redemption
Other income (expense):
Interest earned on marketable securities held in Trust Account			$ 4,632
Weighted average shares outstanding, basic and diluted | shares			30,930,993
Basic and diluted net income per common share | (per share)			$ 0.00	£ 0.00
Non-redeemable Common Stock
Other income (expense):
Net loss			$ 8,626,644
Weighted average shares outstanding, basic and diluted | shares			10,159,937
Basic and diluted net income per common share | (per share)			$ 0.85	£ 0.85